Warrants (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Apr. 20, 2023
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life of outstanding share options	1 year 3 months 3 days	2 years 1 month 2 days
Fair value of warrants
Losses on change in fair value of derivatives	$ 4,827	$ 686,504
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life of outstanding share options	11 months 12 days	1 year 8 months 15 days
Fair value of warrants			$ 216,777